INITIAL PUBLIC OFFERING (Details) - USD ($)				12 Months Ended
	Dec. 09, 2021	Dec. 09, 2021	Dec. 06, 2021	Dec. 31, 2021	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Shares issued price per share					$ 10.10
Proceeds from issuance initial public offering				$ (207,000,000)
Initial Public Offering and Over Allotment Option
INITIAL PUBLIC OFFERING
Number of units issued		20,700,000
Proceeds from issuance initial public offering		$ 207,000,000
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units issued			18,000,000
Shares issued price per share			$ 10.00
Number of shares included in each unit			1
Number of rights included in each unit			1
Number of shares issuable per right			0.1
Proceeds from issuance initial public offering			$ 180,000,000
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units issued	2,700,000		2,700,000
Shares issued price per share	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 27,000,000